Significant Agreements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of finite lived intangible assets amortization expense

A summary of the intangible asset activity that resulted from this transaction during the six months ended June 30, 2022 is as follows (in thousands):

Intangible Assets
Intangible asset at relative fair value	$15,564
Adjustment to record deferred tax liability	5,783
Carrying value of intangible asset at June 2019 acquisition date	$21,347
Cumulative amortization expense	(5,667)
Balance at December 31, 2021	$15,680
Period amortization expense	(1,133)
Balance at June 30, 2022	$14,547

Gelesis
Schedule of allocated consideration in the June 2019 transaction on relative fair value basis

Consideration
Cash	$12,668
Warrants for redeemable convertible preferred stock	4,706
Fair value of total consideration	$17,374
Assets acquired at relative fair value
Intangible asset related to reduction in royalty	$15,564
Equity-method investment	1,810
Total assets acquired	$17,374

Schedule of finite lived intangible assets amortization expense

Intangible
Assets
Intangible asset at relative fair value	$15,564
Adjustment to record deferred tax liability	5,783
Carrying value of intangible asset at June 2019 acquisition date	$21,347
Amortization expense	(1,133)
Balance at December 31, 2019	$20,214
Amortization expense	(2,267)
Balance at December 31, 2020	$17,947
Amortization expense	(2,267)
Balance at December 31, 2021	$15,680

Schedule of gains on warrant liability settlement

Carrying value of warrants for redeemable convertible preferred stock	$5,973
Fair value of common stock warrants, net of cash consideration paid of $10	(4,312)
Fair value of contingent call option granted to One shareholders	(1,494)
Gain on warrant liability extinguishment	$167